Receivables, net and Contract assets and liabilities - Contract assets and Contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables, net and Contract assets and liabilities
Contract assets	$ 1,025	$ 1,082	$ 1,141
Contract liabilities	1,719	1,707	$ 1,792
Significant changes in the Contract assets and Contract liabilities balances
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2019/2018	(1,158)	(879)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period	1,255	518
Receivables recognized that were included in the Contract assets balance at Jan 1, 2019/2018	$ (786)	$ (633)